Recurring Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instrument Detail [Abstract]
Recurring Fair Value Measurements
Note 8 — Recurring Fair Value Measurements
As of September 30, 2023 and December 31, 2022, investments held in the Trust Account are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.
The Company’s Public Warrants are traded on the Nasdaq. As such, the Public Warrant valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liabilities is classified within Level 1 of the fair value hierarchy.
At September 30, 2023 and December 31, 2022, the Company considers the Private Warrants to be economically equivalent to the Public Warrants. As such, the valuation of the Public Warrants was used to value the Private Warrants. The fair value of the Private Warrant liabilities is classified within Level 2 of the fair value hierarchy.
The following tables presents fair value information as of September 30, 2023 and December 31, 2022 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2023
	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities held in Trust Account	$32,393,380	$—	$—	$32,393,380
Liabilities:
Public Warrants	496,800	—	—	496,800
Private Warrants	—	505,440	—	505,440

Total liabilities	$496,800	$505,440	$—	$1,002,240

	December 31, 2022
	Level 1	Level 2	Level 3	Total

Assets:

Marketable securities held in Trust Account	$285,506,568	$—	$—	$285,506,568
Liabilities:
Public Warrants	394,680	—	—	394,680
Private Warrants	—	401,544	—	401,544

Total liabilities	$394,680	$401,544	$—	$796,224

There were no
transfers to or from Levels 1, 2 or 3 for the three or nine months ended September 30, 2023 or
2022.

Note 9 — Recurring Fair Value Measurements
As of December 31, 2022 and 2021, investments held in the
Trust
Account are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.
The Company’s Public Warrants are traded on the Nasdaq. As such, the Public Warrant valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liabilities is classified within Level 1 of the fair value hierarchy.
At December 31, 2022, the Company considers the Private Warrants to be economically equivalent to the Public Warrants. As such, the valuation of the Public Warrants was used to value the Private Warrants. The fair value of the Private Warrant liabilities is classified within Level 2 of the fair value hierarchy.
At December 31, 2021, the Company’s Private Warrant liabilities is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the Private Warrant liabilities is classified within Level 3 of the fair value hierarchy.

The following tables presents fair value information as of December 31, 2022 and 2021 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2022	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$285,506,568	$—	$—	$285,506,568
Liabilities:
Public Warrants	$394,680	$—	$—	$394,680
Private Warrants	—	401,544	—	401,544

Total liabilities	$394,680	$401,544	$—	$796,224

December 31, 2021	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$281,522,137	$—	$—	$281,522,137
Liabilities:
Public Warrants	$6,900,000	$—	$—	$6,900,000
Private Warrants	—	—	7,076,160	7,076,160

Total liabilities	$6,900,000	$—	$7,076,160	$13,976,160

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Warrant liabilities – initial measurement	$12,776,400	$12,144,000	$24,920,400
Chang e in fair value of warrant liabilities	(5,700,240)	(5,244,000)	(10,944,240)
Transfer to Level 1	—	(6,900,000)	(6,900,000)

Warrant liabilities at December 31, 2021	$7,076,160	$—	$7,076,160
Change in fair value of warrant liabilities	(5,812,560)	—	(5,812,560)
Transfer to Level 2	(1,263,600)	—	(1,263,600)

Warrant liabilities at December 31, 2022	$—	$—	$—

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the period April 19, 2021 (Inception) through December 31, 2021 after the Public Warrants were separately listed and traded. The estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement during the year ended December 31, 2022 due to the use of an observable market quote for a similar asset in an active market.
The estimated fair value of the Private Placement Warrants at December 31, 2021 was determined using a Black Scholes model with assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on projected volatility of comparable public companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is based on management assumptions regarding the timing and likelihood of completing a business combination. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table presents quantitative information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis as of December 31, 2021.

December 31, 2021
Exercise price	$11.50
Share price	$9.92
Risk-free rate	1.32%
Expected volatility	8.3%
Term (years)	5.81